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                                                 Francine J. Rosenberger
                                                 202.778.9187
                                                 Fax:  202.778.9100
                                                 francine.rosenberger@kl.com


                                November 2, 2001

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Cash Trust
                  File Nos. 2-98635 and 811-4337
                  ------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 ("PEA No. 22") to its Registration Statement on Form N-1A and that PEA No. 22 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                Very truly yours

                                /s/ Francine J. Rosenberger

                                 Francine J. Rosenberger

Attachments


cc:  Donald H. Glassman
      Heritage Asset Management, Inc.